Listing of companies in the Group (Tables)	12 Months Ended
Dec. 31, 2025
Listing of companies in the Group
Schedule of listing of companies in the Group

				Effective	Effective
				equity	equity
			Country of	holding	holding
Name of companies		Principal activities	incorporation	2025	2024
(i) Subsidiary held by the Company
BW LPG Holding Pte. Ltd. (formerly known as BW LPG Holding Limited)		Management	Singapore	100%	100%
(ii) Subsidiaries held by BW LPG Holding Pte. Ltd.
BW LPG Technologies Pte. Ltd.		Investment holding	Singapore	100%	100%
BW LPG LLC		Management	United States	100%	100%
BW Gas LPG Chartering Pte. Ltd.		Chartering	Singapore	100%	100%
BW LPG Pool Pte. Ltd.		Chartering	Singapore	100%	100%
BW Constellation I Pte. Ltd.		Ship owning	Singapore	100%	100%
BW Constellation II Pte. Ltd.		Ship owning	Singapore	100%	100%
BW Constellation III Pte. Ltd. (formerly known as BW Seoul Pte. Ltd.)		Ship owning	Singapore	100%	100%
BW Okpo Pte. Ltd.		Ship owning	Singapore	100%	100%
BW VLGC Pte. Ltd.	(a)	Dormant	Singapore	100%	100%
BW LPG Kyoto Pte. Ltd.	(b)	Ship owning	Singapore	100%	—
BW LPG Partners Pte. Ltd.		Ship owning	Singapore	100%	100%
LPG Kenya Pte. Ltd.	(a)	Dormant	Singapore	100%	100%
BW LPG India Pte. Ltd.		Management	Singapore	52%	52%
Aurora LPG Holding AS	(c)	Management	Norway	—	100%
BW LPG AS		Management	Norway	100%	100%
BW LPG Product Services Pte. Ltd.	(d)	LPG Trading	Singapore	81%	83%
BW LPG Infrastructure Holding Ltd	(a)	Management	United Arab Emirates	100%	100%
BW LPG Shipping FZCO (formerly known as BW LPG Infrastructure DMCC)	(e)	Investment in Commercial Enterprises & Management	United Arab Emirates	100%	—
(iii) Subsidiaries held by BW LPG Product Services Pte. Ltd.
BW LPG Product Services S.L. (formerly known as Vilma Oil Trading, S.L.)		LPG Trading	Spain	81%	83%
Vilma Oil Singapore Pte. Ltd.	(a)	Dormant	Singapore	81%	83%
BW LPG Product Services (Norway) AS		Management	Norway	81%	83%
BW LPG Product Services USA LLC		LPG Trading	United States	81%	83%
(iv) Subsidiary held by BW LPG AS
BW LPG Fleet Management AS		Management	Norway	100%	100%
(v) Subsidiary held by BW LPG India Pte. Ltd.
BW Global United LPG India Private Limited		Ship owning	India	52%	52%
(vi) Subsidiary held by BW LPG Infrastructure Holding Ltd
BW LPG Shipping FZCO (formerly known as BW LPG Infrastructure DMCC)	(e)	Investment in Commercial Enterprises & Management	United Arab Emirates	—	100%
(vii) Joint venture held by BW VLGC Pte. Ltd.
BW Confidence Enterprise Private Limited	(f)	LPG wholesaler	India	—	50%
(viii) Joint venture held by BW LPG Shipping FZCO (formerly known as BW LPG Infrastructure DMCC).
BW Confidence Enterprise Private Limited	(f)	LPG wholesaler	India	50%	—
(ix) Subsidiary held by BW Confidence Enterprise Private Limited.
GBC LPG Private Limited	(g)	Dormant	India	50%	25%
(a)	Companies in process of liquidation during the financial year
(b)	Company was newly incorporated during the financial year
(c)	Company has amalgamated with BW LPG AS during the financial year
(d)	Changes in effective equity holding due to sales of shares of BW LPG Product Services Pte. Ltd. to certain employees during the financial year
(e)	Company was transferred from BW LPG Infrastructure Holding Ltd to BW LPG Holding Pte. Ltd.
(f)	Company was transferred from BW LPG VLGC Pte. Ltd. to BW LPG Shipping FZCO (formerly known as BW LPG Infrastructure DMCC)
(g)	BW Confidence Enterprise Private Limited acquired the remaining shares in GBC LPG Private Limited during the financial year